SHAREHOLDERS' EQUITY (Schedule of Changes in Share Capital) (Details)		12 Months Ended
	Jan. 04, 2021 Shares ₪ / shares shares	Dec. 31, 2022 Shares ₪ / shares shares	Dec. 31, 2021 Shares ₪ / shares shares
Number of shares
Outstanding at beginning of year | shares		41,170,168
Exercise of pre-funded warrants | Shares	883,534
Outstanding at end of year | shares		41,260,439	41,170,168
Stock option [Member]
Number of shares
Outstanding at beginning of year | shares	35,600,088	41,170,168	35,600,088
Exercise of options and vesting of restricted share units (“RSUs”) | Shares		61,764	156,120
Exercise of pre-funded warrants | Shares			883,534
Issuance of ordinary shares, net | shares		28,507	4,530,426
Outstanding at end of year | shares		41,260,439	41,170,168
NIS par value
Outstanding at beginning of year | ₪ / shares	₪ 712,002	₪ 823,404	₪ 712,002
Exercise of options and vesting of restricted share units (“RSUs”) | ₪ / shares		1,235	3,122
Exercise of pre-funded warrants | ₪ / shares			17,671
Issuance of ordinary shares, par value | ₪ / shares		570	90,609
Outstanding at end of year | ₪ / shares		₪ 825,209	₪ 823,404